Annual Fund Operating Expenses - AST JP Morgan Global Thematic Portfolio - No Share Class	Apr. 26, 2021
Operating Expenses:
Management Fees	0.76%
+ Distribution and/or Service Fees (12b-1 Fees)	0.25%
Dividend Expenses on Short Sales	0.01%
Remainder of Other Expenses	0.04%
= Total Annual Portfolio Operating Expenses	1.06%